Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Operating Segments [Line Items]
Summary of Group Reconciles Adjusted EBITDA and Adjusted EBITDA Margin to Profit

		Nine months ended		Three months ended
	Note	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Profit for the period (i)		141,265	90,768	51,790	26,811
Income tax expense	12	22,838	19,460	9,388	2,286
Depreciation and amortization	10	16,731	12,289	6,129	4,438
Finance income	11	(33,756)	(54,839)	(10,418)	(7,335)
Finance costs	11	24,189	36,580	4,035	17,420
Inflation adjustment	11	2,663	6,263	794	1,954
Share-based payment non-cash charges, net of forfeitures	9	17,771	17,441	6,840	6,204
Other operating loss		5,300	3,950	2,398	578
Impairment loss / (gain) on financial assets	17	1,796	(93)	(5)	8
Secondary offering expenses (ii)		739	—	739	0
Other non-recurring costs (iii)		123	—	—	—
Adjusted EBITDA		199,659	131,819	71,690	52,364

Revenues	6	755,700	541,483	282,483	185,774
Adjusted EBITDA		199,659	131,819	71,690	52,364
Adjusted EBITDA Margin		26.4%	24.3%	25.4%	28.2%

(i)
Includes net gain or loss related to the effective portion of the change in the spot rate of the hedged foreign currency risk. For further information refer to Note 22 Derivative financial instruments.
(ii)
Corresponds to expenses assumed by dLocal in relation to secondary offering of its shares.
(iii)
Refers to costs not directly associated with the Company’s core business activities, including costs associated with addressing the allegations made by a short-seller report and certain class action proceedings and other legal and regulatory expenses (which include fees from counsel, global expert services and a forensic accounting advisory firm) in 2025.

Summary of Payments from/to Such Customers

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
LatAm	599,860	409,328	234,255	145,220
Brazil	140,322	118,269	58,912	32,936
Argentina	101,304	60,336	41,422	26,032
Mexico	128,311	108,798	45,940	38,927
Other countries	229,923	121,925	87,981	47,325
Non-LatAm	155,840	132,155	48,228	40,554
Egypt	47,741	72,596	8,067	18,564
Other countries	108,099	59,559	40,161	21,990
Total	755,700	541,483	282,483	185,774

During the nine months ended September 30, 2025 and 2024, the Group had no revenues from customers domiciled in the Cayman Islands.